CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Unbilled receivables	$ 112	$ 4,021	$ 681
Accounts receivables, allowance for doubtful accounts	$ 189	$ 0	$ 161
Redeemable Series A preferred stock, par value		$ 0.001	$ 0.001
Redeemable Series A preferred stock, shares authorized		100,000	100,000
Redeemable Series A preferred stock, shares issued		35,552	30,687
Redeemable Series A preferred stock, shares outstanding		35,552	30,687
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	33,000,000	33,000,000	33,000,000
Common stock, shares issued	22,229,570	22,139,480	22,039,600
Common stock, shares outstanding	22,188,543	22,114,620	22,039,380
Treasury stock, shares	41,027	24,860	220